Balance Sheet Details - Other Non Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other noncurrent assets	$ 750	$ 1,017
Flex note receivable
Other noncurrent assets	$ 750	1,000
Deposits
Other noncurrent assets		$ 17